Tax expense (Tables)	6 Months Ended
Jun. 30, 2022
Income taxes paid (refund) [abstract]
Schedule of relationship between tax expense and accounting profit
An explanation of the relationship between tax (expense) credit and accounting profit is set out below:

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Profit before tax	3,283	3,420
UK corporation tax thereon at 19 per cent (2021: 19 per cent)	(624)	(650)
Impact of surcharge on banking profits	(168)	(212)
Non-deductible costs: conduct charges	(4)	(7)
Other non-deductible costs	(3)	(40)
Non-taxable income	35	12
Tax relief on coupons on other equity instruments	—	39
Tax-exempt gains on disposals	—	2
Tax losses where no deferred tax recognised	(4)	(5)
Remeasurement of deferred tax due to rate changes	(16)	1,189
Differences in overseas tax rates	(44)	(19)
Adjustments in respect of prior years	(14)	(21)
Tax (expense) credit	(842)	288